RELATED PARTY TRANSACTIONS - Loans Borrowed From Related Party And Guarantees (Details) ¥ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Mar. 27, 2025 USD ($)	Mar. 27, 2025 CNY (¥)	Dec. 24, 2024 USD ($)	Dec. 24, 2024 CNY (¥)	Dec. 09, 2024 USD ($)	Dec. 09, 2024 CNY (¥)
Short Term Loan China Citic Bank
RELATED PARTY TRANSACTIONS
Debt amount							$ 1,404,692	¥ 10,000
BOC 5.0 million
RELATED PARTY TRANSACTIONS
Debt amount			$ 702,346,000,000	¥ 5,000	$ 702,346,000,000	¥ 5,000
Bank of Guangzhou
RELATED PARTY TRANSACTIONS
Debt amount	$ 842,815	¥ 6,000
Related party | Mr. Jie Xiao
RELATED PARTY TRANSACTIONS
Maximum guarantee amount			$ 702,346,000,000	¥ 5,000	$ 689,018,000,000	¥ 5,000	$ 1,404,692	¥ 10,000